Revenues (Details) - Schedule of Revenues Disaggregated by Service Lines	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Schedule of Revenues Disaggregated [Abstract]
TOTAL OPERATING REVENUES	¥ 46,568,529	$ 342,441	¥ 463,718,851	¥ 216,211,448
Sale of NFTs	2,258,892	16,611
Software and system development services [Member]
Schedule of Revenues Disaggregated [Abstract]
TOTAL OPERATING REVENUES	21,874,517	160,854	234,732,715	95,270,416
Consulting and solution services [Member]
Schedule of Revenues Disaggregated [Abstract]
TOTAL OPERATING REVENUES	¥ 22,435,120	$ 164,976	¥ 228,986,136	¥ 120,941,032